Expense Example - Causeway Global Value Fund	Jan. 28, 2021 USD ($)
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,476
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	$ 1,756